Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Equity Funds
Entity Central Index Key	0000745968
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000026729
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Fund
Class Name	Class A Shares
Trading Symbol	KAUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes made to or planned for the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$230	1.95%

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing principally in common stocks of small and medium-sized companies that are traded on national securities exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

■ By sector, allocation to the Industrials and Financials sectors positively affected Fund relative performance.

■ Top individual Fund holdings that contributed positively to performance included Apollo Global, Blue Owl, Eaton Corp.,

   Hamilton Lane, Quanta Services and Trane Technologies.

■ Fund holdings in the Consumer Staples sector also led to outperformance as companies with pricing power were able to pass price increases through to customers during the reporting period.

Top Detractors from Performance

■ The allocation to the Healthcare sector detracted from Fund relative performance as these stocks lagged the overall market significantly during the reporting period.

■ By sector, stock selection in Real Estate detracted from Fund relative performance.

■ A top individual Fund holding that detracted from performance was New Fortress Energy, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Russell 3000® Index	Morningstar Mid-Cap Growth Funds Average	Russell Midcap® Growth Index
10/31/2014	$9,450	$10,000	$10,000	$10,000
10/31/2015	$10,044	$10,449	$10,288	$10,494
10/31/2016	$10,222	$10,892	$10,193	$10,536
10/31/2017	$12,979	$13,504	$12,856	$13,301
10/31/2018	$14,490	$14,395	$13,522	$14,118
10/31/2019	$17,290	$16,337	$15,407	$16,790
10/31/2020	$21,044	$17,995	$18,615	$20,339
10/31/2021	$25,751	$25,894	$26,515	$28,358
10/31/2022	$17,437	$21,617	$18,653	$20,151
10/31/2023	$16,598	$23,429	$18,560	$20,826
10/31/2024	$22,473	$32,298	$24,950	$28,880

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	27.95%	4.20%	8.43%
Class A Shares without sales load	35.39%	5.38%	9.05%
Russell 3000®IndexFootnote Reference*	37.86%	14.60%	12.44%
Russell Midcap® Growth Index	38.67%	11.45%	11.19%
Morningstar Mid-Cap Growth Funds Average	34.44%	10.17%	9.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 5,002,105,855
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 62,305,185
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,002,105,855
Number of Investments	157
Portfolio Turnover	34%
Total Advisory Fees Paid	$62,305,185

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Energy	0.2%
Utilities	1.5%
Communication Services	2.2%
Consumer Staples	2.3%
Real Estate	3.6%
Materials	4.0%
Financials	9.6%
Consumer Discretionary	11.0%
Industrials	18.0%
Information Technology	18.1%
Health Care	29.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

     Effective January 1, 2025, the Fund’s investment advisory contract with its Adviser is amended to reduce the breakpoint schedule for determining the Fund’s management fee. Effective January 1, 2025, the Fund pays the Adviser a fee at the annual rate of 1.275% on the first $7 billion of the Fund’s average daily net assets, 1.255% on $7 billion - $8 billion of the Fund’s average daily net assets, 1.205% on $8 billion - $9 billion of the Fund’s average daily net assets, 1.155% on $9 billion - $10 billion of the Fund’s average daily net assets and 1.105% of the Fund’s average daily net assets over $10 billion.

Material Fund Change Adviser [Text Block]

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

     Effective January 1, 2025, the Fund’s investment advisory contract with its Adviser is amended to reduce the breakpoint schedule for determining the Fund’s management fee. Effective January 1, 2025, the Fund pays the Adviser a fee at the annual rate of 1.275% on the first $7 billion of the Fund’s average daily net assets, 1.255% on $7 billion - $8 billion of the Fund’s average daily net assets, 1.205% on $8 billion - $9 billion of the Fund’s average daily net assets, 1.155% on $9 billion - $10 billion of the Fund’s average daily net assets and 1.105% of the Fund’s average daily net assets over $10 billion.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000026731
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Fund
Class Name	Class C Shares
Trading Symbol	KAUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes made to or planned for the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$288	2.46%

Expenses Paid, Amount	$ 288
Expense Ratio, Percent	2.46%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing principally in common stocks of small and medium-sized companies that are traded on national securities exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

■ By sector, allocation to the Industrials and Financials sectors positively affected Fund relative performance.

■ Top individual Fund holdings that contributed positively to performance included Apollo Global, Blue Owl, Eaton Corp.,

   Hamilton Lane, Quanta Services and Trane Technologies.

■ Fund holdings in the Consumer Staples sector also led to outperformance as companies with pricing power were able to pass price increases through to customers during the reporting period.

Top Detractors from Performance

■ The allocation to the Healthcare sector detracted from Fund relative performance as these stocks lagged the overall market significantly during the reporting period.

■ By sector, stock selection in Real Estate detracted from Fund relative performance.

■ A top individual Fund holding that detracted from performance was New Fortress Energy, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares	Russell 3000® Index	Morningstar Mid-Cap Growth Funds Average	Russell Midcap® Growth Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,586	$10,449	$10,288	$10,494
10/31/2016	$10,708	$10,892	$10,193	$10,536
10/31/2017	$13,516	$13,504	$12,856	$13,301
10/31/2018	$15,020	$14,395	$13,522	$14,118
10/31/2019	$17,863	$16,337	$15,407	$16,790
10/31/2020	$21,606	$17,995	$18,615	$20,339
10/31/2021	$26,316	$25,894	$26,515	$28,358
10/31/2022	$17,700	$21,617	$18,653	$20,151
10/31/2023	$16,849	$23,429	$18,560	$20,826
10/31/2024	$22,812	$32,298	$24,950	$28,880

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	33.34%	4.82%	8.60%
Class C Shares without sales load	34.34%	4.82%	8.60%
Russell 3000®IndexFootnote Reference*	37.86%	14.60%	12.44%
Russell Midcap® Growth Index	38.67%	11.45%	11.19%
Morningstar Mid-Cap Growth Funds Average	34.44%	10.17%	9.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 5,002,105,855
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 62,305,185
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,002,105,855
Number of Investments	157
Portfolio Turnover	34%
Total Advisory Fees Paid	$62,305,185

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Energy	0.2%
Utilities	1.5%
Communication Services	2.2%
Consumer Staples	2.3%
Real Estate	3.6%
Materials	4.0%
Financials	9.6%
Consumer Discretionary	11.0%
Industrials	18.0%
Information Technology	18.1%
Health Care	29.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

     Effective January 1, 2025, the Fund’s investment advisory contract with its Adviser is amended to reduce the breakpoint schedule for determining the Fund’s management fee. Effective January 1, 2025, the Fund pays the Adviser a fee at the annual rate of 1.275% on the first $7 billion of the Fund’s average daily net assets, 1.255% on $7 billion - $8 billion of the Fund’s average daily net assets, 1.205% on $8 billion - $9 billion of the Fund’s average daily net assets, 1.155% on $9 billion - $10 billion of the Fund’s average daily net assets and 1.105% of the Fund’s average daily net assets over $10 billion.

Material Fund Change Adviser [Text Block]

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

     Effective January 1, 2025, the Fund’s investment advisory contract with its Adviser is amended to reduce the breakpoint schedule for determining the Fund’s management fee. Effective January 1, 2025, the Fund pays the Adviser a fee at the annual rate of 1.275% on the first $7 billion of the Fund’s average daily net assets, 1.255% on $7 billion - $8 billion of the Fund’s average daily net assets, 1.205% on $8 billion - $9 billion of the Fund’s average daily net assets, 1.155% on $9 billion - $10 billion of the Fund’s average daily net assets and 1.105% of the Fund’s average daily net assets over $10 billion.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000176447
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Fund
Class Name	Institutional Shares
Trading Symbol	KAUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes made to or planned for the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$172	1.46%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing principally in common stocks of small and medium-sized companies that are traded on national securities exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

■ By sector, allocation to the Industrials and Financials sectors positively affected Fund relative performance.

■ Top individual Fund holdings that contributed positively to performance included Apollo Global, Blue Owl, Eaton Corp.,

   Hamilton Lane, Quanta Services and Trane Technologies.

■ Fund holdings in the Consumer Staples sector also led to outperformance as companies with pricing power were able to pass price increases through to customers during the reporting period.

Top Detractors from Performance

■ The allocation to the Healthcare sector detracted from Fund relative performance as these stocks lagged the overall market significantly during the reporting period.

■ By sector, stock selection in Real Estate detracted from Fund relative performance.

■ A top individual Fund holding that detracted from performance was New Fortress Energy, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Russell 3000® Index	Morningstar Mid-Cap Growth Funds Average	Russell Midcap® Growth Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,628	$10,449	$10,288	$10,494
10/31/2016	$10,815	$10,892	$10,193	$10,536
10/31/2017	$13,794	$13,504	$12,856	$13,301
10/31/2018	$15,490	$14,395	$13,522	$14,118
10/31/2019	$18,584	$16,337	$15,407	$16,790
10/31/2020	$22,693	$17,995	$18,615	$20,339
10/31/2021	$27,904	$25,894	$26,515	$28,358
10/31/2022	$18,984	$21,617	$18,653	$20,151
10/31/2023	$18,183	$23,429	$18,560	$20,826
10/31/2024	$24,704	$32,298	$24,950	$28,880

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	35.86%	5.86%	9.47%
Russell 3000®IndexFootnote Reference*	37.86%	14.60%	12.44%
Russell Midcap® Growth Index	38.67%	11.45%	11.19%
Morningstar Mid-Cap Growth Funds Average	34.44%	10.17%	9.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 5,002,105,855
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 62,305,185
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,002,105,855
Number of Investments	157
Portfolio Turnover	34%
Total Advisory Fees Paid	$62,305,185

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Energy	0.2%
Utilities	1.5%
Communication Services	2.2%
Consumer Staples	2.3%
Real Estate	3.6%
Materials	4.0%
Financials	9.6%
Consumer Discretionary	11.0%
Industrials	18.0%
Information Technology	18.1%
Health Care	29.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

     Effective January 1, 2025, the Fund’s investment advisory contract with its Adviser is amended to reduce the breakpoint schedule for determining the Fund’s management fee. Effective January 1, 2025, the Fund pays the Adviser a fee at the annual rate of 1.275% on the first $7 billion of the Fund’s average daily net assets, 1.255% on $7 billion - $8 billion of the Fund’s average daily net assets, 1.205% on $8 billion - $9 billion of the Fund’s average daily net assets, 1.155% on $9 billion - $10 billion of the Fund’s average daily net assets and 1.105% of the Fund’s average daily net assets over $10 billion.

Material Fund Change Adviser [Text Block]

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

     Effective January 1, 2025, the Fund’s investment advisory contract with its Adviser is amended to reduce the breakpoint schedule for determining the Fund’s management fee. Effective January 1, 2025, the Fund pays the Adviser a fee at the annual rate of 1.275% on the first $7 billion of the Fund’s average daily net assets, 1.255% on $7 billion - $8 billion of the Fund’s average daily net assets, 1.205% on $8 billion - $9 billion of the Fund’s average daily net assets, 1.155% on $9 billion - $10 billion of the Fund’s average daily net assets and 1.105% of the Fund’s average daily net assets over $10 billion.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000026732
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Fund
Class Name	Class R Shares
Trading Symbol	KAUFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes made to or planned for the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$229	1.95%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing principally in common stocks of small and medium-sized companies that are traded on national securities exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

■ By sector, allocation to the Industrials and Financials sectors positively affected Fund relative performance.

■ Top individual Fund holdings that contributed positively to performance included Apollo Global, Blue Owl, Eaton Corp.,

   Hamilton Lane, Quanta Services and Trane Technologies.

■ Fund holdings in the Consumer Staples sector also led to outperformance as companies with pricing power were able to pass price increases through to customers during the reporting period.

Top Detractors from Performance

■ The allocation to the Healthcare sector detracted from Fund relative performance as these stocks lagged the overall market significantly during the reporting period.

■ By sector, stock selection in Real Estate detracted from Fund relative performance.

■ A top individual Fund holding that detracted from performance was New Fortress Energy, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R Shares	Russell 3000® Index	Morningstar Mid-Cap Growth Funds Average	Russell Midcap® Growth Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,628	$10,449	$10,288	$10,494
10/31/2016	$10,815	$10,892	$10,193	$10,536
10/31/2017	$13,726	$13,504	$12,856	$13,301
10/31/2018	$15,322	$14,395	$13,522	$14,118
10/31/2019	$18,306	$16,337	$15,407	$16,790
10/31/2020	$22,267	$17,995	$18,615	$20,339
10/31/2021	$27,232	$25,894	$26,515	$28,358
10/31/2022	$18,426	$21,617	$18,653	$20,151
10/31/2023	$17,542	$23,429	$18,560	$20,826
10/31/2024	$23,736	$32,298	$24,950	$28,880

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R Shares	35.31%	5.33%	9.03%
Russell 3000®IndexFootnote Reference*	37.86%	14.60%	12.44%
Russell Midcap® Growth Index	38.67%	11.45%	11.19%
Morningstar Mid-Cap Growth Funds Average	34.44%	10.17%	9.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 5,002,105,855
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 62,305,185
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,002,105,855
Number of Investments	157
Portfolio Turnover	34%
Total Advisory Fees Paid	$62,305,185

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Energy	0.2%
Utilities	1.5%
Communication Services	2.2%
Consumer Staples	2.3%
Real Estate	3.6%
Materials	4.0%
Financials	9.6%
Consumer Discretionary	11.0%
Industrials	18.0%
Information Technology	18.1%
Health Care	29.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

     Effective January 1, 2025, the Fund’s investment advisory contract with its Adviser is amended to reduce the breakpoint schedule for determining the Fund’s management fee. Effective January 1, 2025, the Fund pays the Adviser a fee at the annual rate of 1.275% on the first $7 billion of the Fund’s average daily net assets, 1.255% on $7 billion - $8 billion of the Fund’s average daily net assets, 1.205% on $8 billion - $9 billion of the Fund’s average daily net assets, 1.155% on $9 billion - $10 billion of the Fund’s average daily net assets and 1.105% of the Fund’s average daily net assets over $10 billion.

Material Fund Change Adviser [Text Block]

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

     Effective January 1, 2025, the Fund’s investment advisory contract with its Adviser is amended to reduce the breakpoint schedule for determining the Fund’s management fee. Effective January 1, 2025, the Fund pays the Adviser a fee at the annual rate of 1.275% on the first $7 billion of the Fund’s average daily net assets, 1.255% on $7 billion - $8 billion of the Fund’s average daily net assets, 1.205% on $8 billion - $9 billion of the Fund’s average daily net assets, 1.155% on $9 billion - $10 billion of the Fund’s average daily net assets and 1.105% of the Fund’s average daily net assets over $10 billion.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000055072
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Large Cap Fund
Class Name	Class A Shares
Trading Symbol	KLCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$128	1.08%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in securities of large-cap companies traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

■ By sector, allocations to Consumer Staples, Industrials and Materials positively affected Fund relative performance.

■ The Materials sector contributed to performance of the Fund as inflation persisted which benefitted Fund holdings like Sherwin

   Williams and Ecolab which were able to pass along pricing with a profit margin boost.

■ Top individual Fund holdings that contributed positively to performance included BlackRock, Inc., Costco, Eaton Corp., Quanta Services and Trane Technologies.

Top Detractors from Performance

■ Stock selection in the Healthcare and Communication Services sectors detracted the most from Fund relative performance.

■ The allocation to the Technology sector was a laggard for the Fund as the underweight to the sector and stock selection detracted from Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Russell 3000® Index	Morningstar Large Growth Funds Average	Russell 1000 Growth Index
10/31/2014	$9,450	$10,000	$10,000	$10,000
10/31/2015	$10,030	$10,449	$10,657	$10,918
10/31/2016	$10,063	$10,892	$10,649	$11,167
10/31/2017	$12,474	$13,504	$13,484	$14,485
10/31/2018	$13,404	$14,395	$14,641	$16,037
10/31/2019	$16,455	$16,337	$16,756	$18,779
10/31/2020	$19,770	$17,995	$20,913	$24,267
10/31/2021	$25,989	$25,894	$29,194	$34,752
10/31/2022	$18,166	$21,617	$20,852	$26,204
10/31/2023	$20,224	$23,429	$23,726	$31,170
10/31/2024	$27,871	$32,298	$33,480	$44,812

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	30.25%	9.87%	10.79%
Class A Shares without sales load	37.81%	11.11%	11.42%
Russell 3000®IndexFootnote Reference*	37.86%	14.60%	12.44%
Russell 1000 Growth Index	43.77%	18.99%	16.18%
Morningstar Large Growth Funds Average	41.03%	14.86%	12.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 1,469,656,500
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,135,361
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,469,656,500
Number of Investments	55
Portfolio Turnover	18%
Total Advisory Fees Paid	$10,135,361

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.9%
Real Estate	1.4%
Materials	1.6%
Consumer Staples	3.5%
Financials	6.7%
Communication Services	7.9%
Industrials	11.1%
Consumer Discretionary	11.4%
Health Care	16.2%
Information Technology	39.1%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.75% to 0.74% of the Fund’s average daily net assets.

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

Material Fund Change Expenses [Text Block]	Effective July 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.75% to 0.74% of the Fund’s average daily net assets.
Material Fund Change Adviser [Text Block]

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000055073
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Large Cap Fund
Class Name	Class C Shares
Trading Symbol	KLCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$221	1.87%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in securities of large-cap companies traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

■ By sector, allocations to Consumer Staples, Industrials and Materials positively affected Fund relative performance.

■ The Materials sector contributed to performance of the Fund as inflation persisted which benefitted Fund holdings like Sherwin

   Williams and Ecolab which were able to pass along pricing with a profit margin boost.

■ Top individual Fund holdings that contributed positively to performance included BlackRock, Inc., Costco, Eaton Corp., Quanta Services and Trane Technologies.

Top Detractors from Performance

■ Stock selection in the Healthcare and Communication Services sectors detracted the most from Fund relative performance.

■ The allocation to the Technology sector was a laggard for the Fund as the underweight to the sector and stock selection detracted from Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares	Russell 3000® Index	Morningstar Large Growth Funds Average	Russell 1000 Growth Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,534	$10,449	$10,657	$10,918
10/31/2016	$10,487	$10,892	$10,649	$11,167
10/31/2017	$12,894	$13,504	$13,484	$14,485
10/31/2018	$13,751	$14,395	$14,641	$16,037
10/31/2019	$16,755	$16,337	$16,756	$18,779
10/31/2020	$19,974	$17,995	$20,913	$24,267
10/31/2021	$26,061	$25,894	$29,194	$34,752
10/31/2022	$18,071	$21,617	$20,852	$26,204
10/31/2023	$20,119	$23,429	$23,726	$31,170
10/31/2024	$27,726	$32,298	$33,480	$44,812

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	35.87%	10.26%	10.74%
Class C Shares without sales load	36.81%	10.26%	10.74%
Russell 3000®IndexFootnote Reference*	37.86%	14.60%	12.44%
Russell 1000 Growth Index	43.77%	18.99%	16.18%
Morningstar Large Growth Funds Average	41.03%	14.86%	12.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 1,469,656,500
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,135,361
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,469,656,500
Number of Investments	55
Portfolio Turnover	18%
Total Advisory Fees Paid	$10,135,361

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.9%
Real Estate	1.4%
Materials	1.6%
Consumer Staples	3.5%
Financials	6.7%
Communication Services	7.9%
Industrials	11.1%
Consumer Discretionary	11.4%
Health Care	16.2%
Information Technology	39.1%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.75% to 0.74% of the Fund’s average daily net assets.

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

Material Fund Change Expenses [Text Block]	Effective July 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.75% to 0.74% of the Fund’s average daily net assets.
Material Fund Change Adviser [Text Block]

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000138433
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Large Cap Fund
Class Name	Class R6 Shares
Trading Symbol	KLCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$92	0.77%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in securities of large-cap companies traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

■ By sector, allocations to Consumer Staples, Industrials and Materials positively affected Fund relative performance.

■ The Materials sector contributed to performance of the Fund as inflation persisted which benefitted Fund holdings like Sherwin

   Williams and Ecolab which were able to pass along pricing with a profit margin boost.

■ Top individual Fund holdings that contributed positively to performance included BlackRock, Inc., Costco, Eaton Corp., Quanta Services and Trane Technologies.

Top Detractors from Performance

■ Stock selection in the Healthcare and Communication Services sectors detracted the most from Fund relative performance.

■ The allocation to the Technology sector was a laggard for the Fund as the underweight to the sector and stock selection detracted from Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	Russell 3000® Index	Morningstar Large Growth Funds Average	Russell 1000 Growth Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,643	$10,449	$10,657	$10,918
10/31/2016	$10,716	$10,892	$10,649	$11,167
10/31/2017	$13,320	$13,504	$13,484	$14,485
10/31/2018	$14,358	$14,395	$14,641	$16,037
10/31/2019	$17,685	$16,337	$16,756	$18,779
10/31/2020	$21,313	$17,995	$20,913	$24,267
10/31/2021	$28,103	$25,894	$29,194	$34,752
10/31/2022	$19,705	$21,617	$20,852	$26,204
10/31/2023	$22,006	$23,429	$23,726	$31,170
10/31/2024	$30,425	$32,298	$33,480	$44,812

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	38.26%	11.46%	11.77%
Russell 3000®IndexFootnote Reference*	37.86%	14.60%	12.44%
Russell 1000 Growth Index	43.77%	18.99%	16.18%
Morningstar Large Growth Funds Average	41.03%	14.86%	12.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 1,469,656,500
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,135,361
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,469,656,500
Number of Investments	55
Portfolio Turnover	18%
Total Advisory Fees Paid	$10,135,361

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.9%
Real Estate	1.4%
Materials	1.6%
Consumer Staples	3.5%
Financials	6.7%
Communication Services	7.9%
Industrials	11.1%
Consumer Discretionary	11.4%
Health Care	16.2%
Information Technology	39.1%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.75% to 0.74% of the Fund’s average daily net assets.

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

Material Fund Change Expenses [Text Block]	Effective July 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.75% to 0.74% of the Fund’s average daily net assets.
Material Fund Change Adviser [Text Block]

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000055075
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Large Cap Fund
Class Name	Institutional Shares
Trading Symbol	KLCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$99	0.83%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in securities of large-cap companies traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

■ By sector, allocations to Consumer Staples, Industrials and Materials positively affected Fund relative performance.

■ The Materials sector contributed to performance of the Fund as inflation persisted which benefitted Fund holdings like Sherwin

   Williams and Ecolab which were able to pass along pricing with a profit margin boost.

■ Top individual Fund holdings that contributed positively to performance included BlackRock, Inc., Costco, Eaton Corp., Quanta Services and Trane Technologies.

Top Detractors from Performance

■ Stock selection in the Healthcare and Communication Services sectors detracted the most from Fund relative performance.

■ The allocation to the Technology sector was a laggard for the Fund as the underweight to the sector and stock selection detracted from Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Russell 3000® Index	Morningstar Large Growth Funds Average	Russell 1000 Growth Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,638	$10,449	$10,657	$10,918
10/31/2016	$10,700	$10,892	$10,649	$11,167
10/31/2017	$13,300	$13,504	$13,484	$14,485
10/31/2018	$14,326	$14,395	$14,641	$16,037
10/31/2019	$17,631	$16,337	$16,756	$18,779
10/31/2020	$21,238	$17,995	$20,913	$24,267
10/31/2021	$27,988	$25,894	$29,194	$34,752
10/31/2022	$19,612	$21,617	$20,852	$26,204
10/31/2023	$21,885	$23,429	$23,726	$31,170
10/31/2024	$30,243	$32,298	$33,480	$44,812

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	38.19%	11.40%	11.70%
Russell 3000®IndexFootnote Reference*	37.86%	14.60%	12.44%
Russell 1000 Growth Index	43.77%	18.99%	16.18%
Morningstar Large Growth Funds Average	41.03%	14.86%	12.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 1,469,656,500
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,135,361
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,469,656,500
Number of Investments	55
Portfolio Turnover	18%
Total Advisory Fees Paid	$10,135,361

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.9%
Real Estate	1.4%
Materials	1.6%
Consumer Staples	3.5%
Financials	6.7%
Communication Services	7.9%
Industrials	11.1%
Consumer Discretionary	11.4%
Health Care	16.2%
Information Technology	39.1%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.75% to 0.74% of the Fund’s average daily net assets.

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

Material Fund Change Expenses [Text Block]	Effective July 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.75% to 0.74% of the Fund’s average daily net assets.
Material Fund Change Adviser [Text Block]

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000055074
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Large Cap Fund
Class Name	Class R Shares
Trading Symbol	KLCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$174	1.47%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in securities of large-cap companies traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

■ By sector, allocations to Consumer Staples, Industrials and Materials positively affected Fund relative performance.

■ The Materials sector contributed to performance of the Fund as inflation persisted which benefitted Fund holdings like Sherwin

   Williams and Ecolab which were able to pass along pricing with a profit margin boost.

■ Top individual Fund holdings that contributed positively to performance included BlackRock, Inc., Costco, Eaton Corp., Quanta Services and Trane Technologies.

Top Detractors from Performance

■ Stock selection in the Healthcare and Communication Services sectors detracted the most from Fund relative performance.

■ The allocation to the Technology sector was a laggard for the Fund as the underweight to the sector and stock selection detracted from Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R Shares	Russell 3000® Index	Morningstar Large Growth Funds Average	Russell 1000 Growth Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,574	$10,449	$10,657	$10,918
10/31/2016	$10,569	$10,892	$10,649	$11,167
10/31/2017	$13,049	$13,504	$13,484	$14,485
10/31/2018	$13,969	$14,395	$14,641	$16,037
10/31/2019	$17,081	$16,337	$16,756	$18,779
10/31/2020	$20,451	$17,995	$20,913	$24,267
10/31/2021	$26,778	$25,894	$29,194	$34,752
10/31/2022	$18,643	$21,617	$20,852	$26,204
10/31/2023	$20,688	$23,429	$23,726	$31,170
10/31/2024	$28,396	$32,298	$33,480	$44,812

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R Shares	37.26%	10.70%	11.00%
Russell 3000®IndexFootnote Reference*	37.86%	14.60%	12.44%
Russell 1000 Growth Index	43.77%	18.99%	16.18%
Morningstar Large Growth Funds Average	41.03%	14.86%	12.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 1,469,656,500
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 10,135,361
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,469,656,500
Number of Investments	55
Portfolio Turnover	18%
Total Advisory Fees Paid	$10,135,361

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.9%
Real Estate	1.4%
Materials	1.6%
Consumer Staples	3.5%
Financials	6.7%
Communication Services	7.9%
Industrials	11.1%
Consumer Discretionary	11.4%
Health Care	16.2%
Information Technology	39.1%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.75% to 0.74% of the Fund’s average daily net assets.

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

Material Fund Change Expenses [Text Block]	Effective July 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.75% to 0.74% of the Fund’s average daily net assets.
Material Fund Change Adviser [Text Block]

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000026733
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Small Cap Fund
Class Name	Class A Shares
Trading Symbol	FKASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$155	1.35%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in the common stocks of small companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

■ Stock selection in Industrials, specifically capital goods companies in the sector, contributed positively to Fund relative performance.

■ Fund holdings in the Financials sector were the leading contributor to performance for the Fund during the reporting period.

   Fund holdings such as Ares Management Corporation and Hamilton Lane benefitted from higher prices and strong capital raises for their private funds throughout the year.

■ By sector, Materials also aided performance during the reporting period.

■ A top individual Fund holding that contributed positively to performance was Comfort Systems.

Top Detractors from Performance

■ By sector, stock selection in Information Technology detracted from Fund relative performance.

■ Stock selection in Healthcare was also a laggard for the Fund, specifically biotechnology companies in the sector detracted from performance.

■ Top individual Fund holdings that detracted from performance were Structure Therapeutics, Inc., Legend Biotech Corp. and

   Dyanvax Technologies.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Russell 3000® Index	Russell 2000 Growth Index	Morningstar Small Growth Funds Average
10/31/2014	$9,451	$10,000	$10,000	$10,000
10/31/2015	$10,124	$10,449	$10,352	$10,157
10/31/2016	$10,354	$10,892	$10,302	$10,186
10/31/2017	$14,198	$13,504	$13,495	$13,124
10/31/2018	$16,763	$14,395	$14,053	$14,180
10/31/2019	$19,769	$16,337	$14,952	$15,118
10/31/2020	$24,653	$17,995	$16,951	$17,676
10/31/2021	$34,790	$25,894	$23,469	$25,533
10/31/2022	$22,123	$21,617	$17,362	$18,426
10/31/2023	$20,838	$23,429	$16,037	$17,117
10/31/2024	$26,860	$32,298	$21,890	$22,880

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	21.80%	5.13%	10.39%
Class A Shares without sales load	28.90%	6.32%	11.01%
Russell 3000®IndexFootnote Reference*	37.86%	14.60%	12.44%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Morningstar Small Growth Funds Average	33.60%	8.66%	8.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 3,849,961,889
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 31,044,037
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,849,961,889
Number of Investments	150
Portfolio Turnover	34%
Total Advisory Fees Paid	$31,044,037

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Energy	0.4%
Communication Services	0.9%
Consumer Staples	1.7%
Materials	2.2%
Real Estate	5.7%
Financials	7.2%
Information Technology	14.8%
Consumer Discretionary	15.4%
Industrials	18.0%
Health Care	31.3%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

Material Fund Change Adviser [Text Block]

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000026735
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Small Cap Fund
Class Name	Class C Shares
Trading Symbol	FKCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$227	1.99%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in the common stocks of small companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

■ Stock selection in Industrials, specifically capital goods companies in the sector, contributed positively to Fund relative performance.

■ Fund holdings in the Financials sector were the leading contributor to performance for the Fund during the reporting period.

   Fund holdings such as Ares Management Corporation and Hamilton Lane benefitted from higher prices and strong capital raises for their private funds throughout the year.

■ By sector, Materials also aided performance during the reporting period.

■ A top individual Fund holding that contributed positively to performance was Comfort Systems.

Top Detractors from Performance

■ By sector, stock selection in Information Technology detracted from Fund relative performance.

■ Stock selection in Healthcare was also a laggard for the Fund, specifically biotechnology companies in the sector detracted from performance.

■ Top individual Fund holdings that detracted from performance were Structure Therapeutics, Inc., Legend Biotech Corp. and

   Dyanvax Technologies.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares	Russell 3000® Index	Russell 2000 Growth Index	Morningstar Small Growth Funds Average
10/31/2014	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,652	$10,449	$10,352	$10,157
10/31/2016	$10,833	$10,892	$10,302	$10,186
10/31/2017	$14,775	$13,504	$13,495	$13,124
10/31/2018	$17,339	$14,395	$14,053	$14,180
10/31/2019	$20,319	$16,337	$14,952	$15,118
10/31/2020	$25,179	$17,995	$16,951	$17,676
10/31/2021	$35,321	$25,894	$23,469	$25,533
10/31/2022	$22,323	$21,617	$17,362	$18,426
10/31/2023	$21,027	$23,429	$16,037	$17,117
10/31/2024	$27,103	$32,298	$21,890	$22,880

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	27.07%	5.66%	10.48%
Class C Shares without sales load	28.07%	5.66%	10.48%
Russell 3000®IndexFootnote Reference*	37.86%	14.60%	12.44%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Morningstar Small Growth Funds Average	33.60%	8.66%	8.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 3,849,961,889
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 31,044,037
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,849,961,889
Number of Investments	150
Portfolio Turnover	34%
Total Advisory Fees Paid	$31,044,037

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Energy	0.4%
Communication Services	0.9%
Consumer Staples	1.7%
Materials	2.2%
Real Estate	5.7%
Financials	7.2%
Information Technology	14.8%
Consumer Discretionary	15.4%
Industrials	18.0%
Health Care	31.3%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

Material Fund Change Adviser [Text Block]

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000164583
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Small Cap Fund
Class Name	Institutional Shares
Trading Symbol	FKAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$102	0.89%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in the common stocks of small companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

■ Stock selection in Industrials, specifically capital goods companies in the sector, contributed positively to Fund relative performance.

■ Fund holdings in the Financials sector were the leading contributor to performance for the Fund during the reporting period.

   Fund holdings such as Ares Management Corporation and Hamilton Lane benefitted from higher prices and strong capital raises for their private funds throughout the year.

■ By sector, Materials also aided performance during the reporting period.

■ A top individual Fund holding that contributed positively to performance was Comfort Systems.

Top Detractors from Performance

■ By sector, stock selection in Information Technology detracted from Fund relative performance.

■ Stock selection in Healthcare was also a laggard for the Fund, specifically biotechnology companies in the sector detracted from performance.

■ Top individual Fund holdings that detracted from performance were Structure Therapeutics, Inc., Legend Biotech Corp. and

   Dyanvax Technologies.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Russell 3000® Index	Russell 2000 Growth Index	Morningstar Small Growth Funds Average
10/31/2014	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,712	$10,449	$10,352	$10,157
10/31/2016	$10,997	$10,892	$10,302	$10,186
10/31/2017	$15,147	$13,504	$13,495	$13,124
10/31/2018	$17,966	$14,395	$14,053	$14,180
10/31/2019	$21,282	$16,337	$14,952	$15,118
10/31/2020	$26,666	$17,995	$16,951	$17,676
10/31/2021	$37,805	$25,894	$23,469	$25,533
10/31/2022	$24,156	$21,617	$17,362	$18,426
10/31/2023	$22,854	$23,429	$16,037	$17,117
10/31/2024	$29,593	$32,298	$21,890	$22,880

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	29.48%	6.82%	11.46%
Russell 3000®IndexFootnote Reference*	37.86%	14.60%	12.44%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Morningstar Small Growth Funds Average	33.60%	8.66%	8.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 3,849,961,889
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 31,044,037
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,849,961,889
Number of Investments	150
Portfolio Turnover	34%
Total Advisory Fees Paid	$31,044,037

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Energy	0.4%
Communication Services	0.9%
Consumer Staples	1.7%
Materials	2.2%
Real Estate	5.7%
Financials	7.2%
Information Technology	14.8%
Consumer Discretionary	15.4%
Industrials	18.0%
Health Care	31.3%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

Material Fund Change Adviser [Text Block]

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000195257
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Small Cap Fund
Class Name	Class R6 Shares
Trading Symbol	FKALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$101	0.88%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in the common stocks of small companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

■ Stock selection in Industrials, specifically capital goods companies in the sector, contributed positively to Fund relative performance.

■ Fund holdings in the Financials sector were the leading contributor to performance for the Fund during the reporting period.

   Fund holdings such as Ares Management Corporation and Hamilton Lane benefitted from higher prices and strong capital raises for their private funds throughout the year.

■ By sector, Materials also aided performance during the reporting period.

■ A top individual Fund holding that contributed positively to performance was Comfort Systems.

Top Detractors from Performance

■ By sector, stock selection in Information Technology detracted from Fund relative performance.

■ Stock selection in Healthcare was also a laggard for the Fund, specifically biotechnology companies in the sector detracted from performance.

■ Top individual Fund holdings that detracted from performance were Structure Therapeutics, Inc., Legend Biotech Corp. and

   Dyanvax Technologies.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	Russell 3000® Index	Russell 2000 Growth Index	Morningstar Small Growth Funds Average
10/31/2014	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,712	$10,449	$10,352	$10,157
10/31/2016	$10,955	$10,892	$10,302	$10,186
10/31/2017	$15,032	$13,504	$13,495	$13,124
10/31/2018	$17,833	$14,395	$14,053	$14,180
10/31/2019	$21,127	$16,337	$14,952	$15,118
10/31/2020	$26,472	$17,995	$16,951	$17,676
10/31/2021	$37,531	$25,894	$23,469	$25,533
10/31/2022	$23,982	$21,617	$17,362	$18,426
10/31/2023	$22,690	$23,429	$16,037	$17,117
10/31/2024	$29,388	$32,298	$21,890	$22,880

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	29.52%	6.82%	11.38%
Russell 3000®IndexFootnote Reference*	37.86%	14.60%	12.44%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Morningstar Small Growth Funds Average	33.60%	8.66%	8.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 3,849,961,889
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 31,044,037
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,849,961,889
Number of Investments	150
Portfolio Turnover	34%
Total Advisory Fees Paid	$31,044,037

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Energy	0.4%
Communication Services	0.9%
Consumer Staples	1.7%
Materials	2.2%
Real Estate	5.7%
Financials	7.2%
Information Technology	14.8%
Consumer Discretionary	15.4%
Industrials	18.0%
Health Care	31.3%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

Material Fund Change Adviser [Text Block]

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000026736
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Small Cap Fund
Class Name	Class R Shares
Trading Symbol	FKKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$152	1.33%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in the common stocks of small companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

■ Stock selection in Industrials, specifically capital goods companies in the sector, contributed positively to Fund relative performance.

■ Fund holdings in the Financials sector were the leading contributor to performance for the Fund during the reporting period.

   Fund holdings such as Ares Management Corporation and Hamilton Lane benefitted from higher prices and strong capital raises for their private funds throughout the year.

■ By sector, Materials also aided performance during the reporting period.

■ A top individual Fund holding that contributed positively to performance was Comfort Systems.

Top Detractors from Performance

■ By sector, stock selection in Information Technology detracted from Fund relative performance.

■ Stock selection in Healthcare was also a laggard for the Fund, specifically biotechnology companies in the sector detracted from performance.

■ Top individual Fund holdings that detracted from performance were Structure Therapeutics, Inc., Legend Biotech Corp. and

   Dyanvax Technologies.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R Shares	Russell 3000® Index	Russell 2000 Growth Index	Morningstar Small Growth Funds Average
10/31/2014	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,715	$10,449	$10,352	$10,157
10/31/2016	$10,967	$10,892	$10,302	$10,186
10/31/2017	$15,043	$13,504	$13,495	$13,124
10/31/2018	$17,769	$14,395	$14,053	$14,180
10/31/2019	$20,961	$16,337	$14,952	$15,118
10/31/2020	$26,153	$17,995	$16,951	$17,676
10/31/2021	$36,914	$25,894	$23,469	$25,533
10/31/2022	$23,479	$21,617	$17,362	$18,426
10/31/2023	$22,123	$23,429	$16,037	$17,117
10/31/2024	$28,515	$32,298	$21,890	$22,880

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R Shares	28.89%	6.35%	11.05%
Russell 3000®IndexFootnote Reference*	37.86%	14.60%	12.44%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Morningstar Small Growth Funds Average	33.60%	8.66%	8.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 3,849,961,889
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 31,044,037
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,849,961,889
Number of Investments	150
Portfolio Turnover	34%
Total Advisory Fees Paid	$31,044,037

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Energy	0.4%
Communication Services	0.9%
Consumer Staples	1.7%
Materials	2.2%
Real Estate	5.7%
Financials	7.2%
Information Technology	14.8%
Consumer Discretionary	15.4%
Industrials	18.0%
Health Care	31.3%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

Material Fund Change Adviser [Text Block]

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000026743
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Mid Cap Growth Fund
Class Name	Class A Shares
Trading Symbol	FGSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Mid Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$141	1.14%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide appreciation of capital by investing primarily in domestic, mid cap common stocks that offer superior growth prospects.

Top Contributors to Performance

■ An overweight position in and solid stock selection among younger companies with strong analyst conviction contributed positively to Fund relative performance.

■ By sector, stock selection in Consumer Discretionary and Information Technology aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in AppLovin Corp.

   (Class A), Allison Transmission Holdings, Inc. and Spotify Technology SA.

Top Detractors from Performance

■ An underweight position in companies with negative analyst conviction, positive free cash flow and weakening earnings to price ratios detracted from Fund relative performance.

■ By sector, stock selection in Financials detracted from performance.

■ Top individual Fund holdings that detracted from performance were underweight positions in Palantir Technologies Inc.

   (Class A) and Fair Isaac Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Russell 3000® Index	Morningstar Mid-Cap Growth Funds Average	Russell Midcap® Growth Index
10/31/2014	$9,449	$10,000	$10,000	$10,000
10/31/2015	$9,635	$10,449	$10,288	$10,494
10/31/2016	$9,436	$10,892	$10,193	$10,536
10/31/2017	$12,285	$13,504	$12,856	$13,301
10/31/2018	$13,444	$14,395	$13,522	$14,118
10/31/2019	$15,245	$16,337	$15,407	$16,790
10/31/2020	$17,999	$17,995	$18,615	$20,339
10/31/2021	$26,833	$25,894	$26,515	$28,358
10/31/2022	$19,795	$21,617	$18,653	$20,151
10/31/2023	$21,056	$23,429	$18,560	$20,826
10/31/2024	$31,042	$32,298	$24,950	$28,880

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	39.33%	13.99%	11.99%
Class A Shares without sales load	47.43%	15.28%	12.63%
Russell 3000®IndexFootnote Reference*	37.86%	14.60%	12.44%
Russell Midcap® Growth Index	38.67%	11.45%	11.19%
Morningstar Mid-Cap Growth Funds Average	34.44%	10.17%	9.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 1,947,386,992
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 8,233,846
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,947,386,992
Number of Investments	126
Portfolio Turnover	75%
Total Advisory Fees Paid	$8,233,846

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Real Estate	0.4%
Utilities	0.9%
Materials	1.6%
Consumer Staples	2.1%
Energy	3.1%
Communication Services	5.0%
Financials	11.4%
Health Care	13.2%
Consumer Discretionary	14.6%
Industrials	18.6%
Information Technology	23.3%

Material Fund Change [Text Block]
C000026745
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Mid Cap Growth Fund
Class Name	Class C Shares
Trading Symbol	FGSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Mid Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$236	1.92%

Expenses Paid, Amount	$ 236
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide appreciation of capital by investing primarily in domestic, mid cap common stocks that offer superior growth prospects.

Top Contributors to Performance

■ An overweight position in and solid stock selection among younger companies with strong analyst conviction contributed positively to Fund relative performance.

■ By sector, stock selection in Consumer Discretionary and Information Technology aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in AppLovin Corp.

   (Class A), Allison Transmission Holdings, Inc. and Spotify Technology SA.

Top Detractors from Performance

■ An underweight position in companies with negative analyst conviction, positive free cash flow and weakening earnings to price ratios detracted from Fund relative performance.

■ By sector, stock selection in Financials detracted from performance.

■ Top individual Fund holdings that detracted from performance were underweight positions in Palantir Technologies Inc.

   (Class A) and Fair Isaac Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares	Russell 3000® Index	Morningstar Mid-Cap Growth Funds Average	Russell Midcap® Growth Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,118	$10,449	$10,288	$10,494
10/31/2016	$9,837	$10,892	$10,193	$10,536
10/31/2017	$12,714	$13,504	$12,856	$13,301
10/31/2018	$13,805	$14,395	$13,522	$14,118
10/31/2019	$15,535	$16,337	$15,407	$16,790
10/31/2020	$18,203	$17,995	$18,615	$20,339
10/31/2021	$26,925	$25,894	$26,515	$28,358
10/31/2022	$19,702	$21,617	$18,653	$20,151
10/31/2023	$20,957	$23,429	$18,560	$20,826
10/31/2024	$30,895	$32,298	$24,950	$28,880

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	45.30%	14.39%	11.94%
Class C Shares without sales load	46.30%	14.39%	11.94%
Russell 3000®IndexFootnote Reference*	37.86%	14.60%	12.44%
Russell Midcap® Growth Index	38.67%	11.45%	11.19%
Morningstar Mid-Cap Growth Funds Average	34.44%	10.17%	9.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 1,947,386,992
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 8,233,846
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,947,386,992
Number of Investments	126
Portfolio Turnover	75%
Total Advisory Fees Paid	$8,233,846

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Real Estate	0.4%
Utilities	0.9%
Materials	1.6%
Consumer Staples	2.1%
Energy	3.1%
Communication Services	5.0%
Financials	11.4%
Health Care	13.2%
Consumer Discretionary	14.6%
Industrials	18.6%
Information Technology	23.3%

Material Fund Change [Text Block]
C000082649
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Mid Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	FGSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Mid Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$104	0.84%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide appreciation of capital by investing primarily in domestic, mid cap common stocks that offer superior growth prospects.

Top Contributors to Performance

■ An overweight position in and solid stock selection among younger companies with strong analyst conviction contributed positively to Fund relative performance.

■ By sector, stock selection in Consumer Discretionary and Information Technology aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in AppLovin Corp.

   (Class A), Allison Transmission Holdings, Inc. and Spotify Technology SA.

Top Detractors from Performance

■ An underweight position in companies with negative analyst conviction, positive free cash flow and weakening earnings to price ratios detracted from Fund relative performance.

■ By sector, stock selection in Financials detracted from performance.

■ Top individual Fund holdings that detracted from performance were underweight positions in Palantir Technologies Inc.

   (Class A) and Fair Isaac Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Russell 3000® Index	Morningstar Mid-Cap Growth Funds Average	Russell Midcap® Growth Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,219	$10,449	$10,288	$10,494
10/31/2016	$10,035	$10,892	$10,193	$10,536
10/31/2017	$13,097	$13,504	$12,856	$13,301
10/31/2018	$14,363	$14,395	$13,522	$14,118
10/31/2019	$16,336	$16,337	$15,407	$16,790
10/31/2020	$19,352	$17,995	$18,615	$20,339
10/31/2021	$28,925	$25,894	$26,515	$28,358
10/31/2022	$21,405	$21,617	$18,653	$20,151
10/31/2023	$22,829	$23,429	$18,560	$20,826
10/31/2024	$33,764	$32,298	$24,950	$28,880

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	47.90%	15.63%	12.94%
Russell 3000®IndexFootnote Reference*	37.86%	14.60%	12.44%
Russell Midcap® Growth Index	38.67%	11.45%	11.19%
Morningstar Mid-Cap Growth Funds Average	34.44%	10.17%	9.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 1,947,386,992
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 8,233,846
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,947,386,992
Number of Investments	126
Portfolio Turnover	75%
Total Advisory Fees Paid	$8,233,846

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Real Estate	0.4%
Utilities	0.9%
Materials	1.6%
Consumer Staples	2.1%
Energy	3.1%
Communication Services	5.0%
Financials	11.4%
Health Care	13.2%
Consumer Discretionary	14.6%
Industrials	18.6%
Information Technology	23.3%

Material Fund Change [Text Block]
C000043493
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Mid Cap Growth Fund
Class Name	Class R6 Shares
Trading Symbol	FGSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Mid Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$103	0.83%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide appreciation of capital by investing primarily in domestic, mid cap common stocks that offer superior growth prospects.

Top Contributors to Performance

■ An overweight position in and solid stock selection among younger companies with strong analyst conviction contributed positively to Fund relative performance.

■ By sector, stock selection in Consumer Discretionary and Information Technology aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in AppLovin Corp.

   (Class A), Allison Transmission Holdings, Inc. and Spotify Technology SA.

Top Detractors from Performance

■ An underweight position in companies with negative analyst conviction, positive free cash flow and weakening earnings to price ratios detracted from Fund relative performance.

■ By sector, stock selection in Financials detracted from performance.

■ Top individual Fund holdings that detracted from performance were underweight positions in Palantir Technologies Inc.

   (Class A) and Fair Isaac Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	Russell 3000® Index	Morningstar Mid-Cap Growth Funds Average	Russell Midcap® Growth Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,149	$10,449	$10,288	$10,494
10/31/2016	$9,903	$10,892	$10,193	$10,536
10/31/2017	$12,928	$13,504	$12,856	$13,301
10/31/2018	$14,177	$14,395	$13,522	$14,118
10/31/2019	$16,123	$16,337	$15,407	$16,790
10/31/2020	$19,099	$17,995	$18,615	$20,339
10/31/2021	$28,557	$25,894	$26,515	$28,358
10/31/2022	$21,133	$21,617	$18,653	$20,151
10/31/2023	$22,545	$23,429	$18,560	$20,826
10/31/2024	$33,345	$32,298	$24,950	$28,880

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	47.90%	15.64%	12.80%
Russell 3000®IndexFootnote Reference*	37.86%	14.60%	12.44%
Russell Midcap® Growth Index	38.67%	11.45%	11.19%
Morningstar Mid-Cap Growth Funds Average	34.44%	10.17%	9.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 1,947,386,992
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 8,233,846
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,947,386,992
Number of Investments	126
Portfolio Turnover	75%
Total Advisory Fees Paid	$8,233,846

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Real Estate	0.4%
Utilities	0.9%
Materials	1.6%
Consumer Staples	2.1%
Energy	3.1%
Communication Services	5.0%
Financials	11.4%
Health Care	13.2%
Consumer Discretionary	14.6%
Industrials	18.6%
Information Technology	23.3%

Material Fund Change [Text Block]